Deferred and current taxation	12 Months Ended
Mar. 31, 2024
Deferred and current taxation
Deferred and current taxation

12.         Deferred and current taxation

The components of the deferred and current taxation in the balance sheet are as follows:

	At March 31,
	2024	2023	2022
	€M	€M	€M
Current tax assets
Corporation tax assets	—	—	—
Total current tax assets	—	—	—

Current tax liabilities
Corporation tax liabilities	66.6	66.3	47.7
Total current tax liabilities	66.6	66.3	47.7

Deferred tax assets
Tax losses and temporary differences on plant, equipment and derivatives	(2.1)	(6.6)	(42.3)
Total deferred tax assets	(2.1)	(6.6)	(42.3)

Deferred tax liabilities
Temporary differences on property, plant and equipment and derivatives	362.0	159.3	266.5
Total deferred tax liabilities	362.0	159.3	266.5

	At March 31,
	2024	2023	2022
	€M	€M	€M
Reconciliation of current tax
Liability at beginning of year	66.3	47.7	48.1
Corporation tax charge/(credit) in year	49.4	22.7	(9.9)
Tax (paid)/received	(49.1)	(4.1)	9.5
Liability at end of year	66.6	66.3	47.7

	At March 31,
	2024	2023	2022
	€M	€M	€M
Reconciliation of deferred tax
Net liability at beginning of year	152.7	224.2	258.4
Temporary differences on derivatives hedging instruments	45.7	(177.5)	145.0
Tax losses and temporary differences on property, plant and equipment and other non-derivative items	161.5	106.0	(179.2)
Net liability at end of year	359.9	152.7	224.2

The components of the tax expense in the income statement were as follows:

	Year ended
	March 31,
	2024	2023	2022
	€M	€M	€M
Corporation tax charge/(credit)	49.4	22.7	(9.8)
Deferred tax charge/(credit) relating to temporary differences on property, plant and equipment, net operating losses and other non-derivative items	161.5	106.0	(179.2)
	210.9	128.7	(189.0)

The following table reconciles the statutory rate of Irish corporation tax to the Company’s effective corporation tax rate:

	Year ended
	March 31,
	2024	2023	2022
	%	%	%
Statutory rate of Irish corporation tax on profit/(loss)	12.5	12.5	(12.5)
Non-Irish profits and losses subject to other tax rates	(2.4)	(4.3)	(21.3)
Valuation adjustments on deferred tax assets	—	0.3	(11.1)
Other movements	(0.2)	0.4	1.0
Total effective rate of taxation on profit/(loss)	9.9	8.9	(43.9)

The Group has applied the exception required by IAS 12 to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.

Many European jurisdictions (including Ireland, where the Group’s ultimate parent entity is based) have enacted laws to implement Pillar Two income taxes. These laws will apply to the Group from 1 April 2024. The extent to which Pillar Two taxes will impact the Group is dependent on how Pillar Two substance-based income exclusion (‘SBIE’) rules will apply to aircraft and flight crew. The OECD’s Inclusive Framework on Pillar Two has confirmed that it will give further consideration to SBIE rules for such assets and employees. The Group expects to be liable to Pillar Two taxes, and the extent of such liability cannot be fully estimated until further guidance on SBIE rules is published, however the impact of Pillar Two is not expected to be material.

The deferred tax movement per each type of temporary difference is detailed below:

	Year ended
	March 31,
	2024	2023	2022
	€M	€M	€M
Property, plant and equipment	53.4	52.2	(149.7)
IFRS 15 transition adjustment	—	7.1	7.1
Net operating losses	108.0	46.7	(40.5)
Other	0.1	—	3.9
Deferred tax charge/(credit)	161.5	106.0	(179.2)

Deferred tax applicable to items charged or credited to other comprehensive income were as follows:

	At March 31,
	2024	2023	2022
	€M	€M	€M
Effective portion of changes in fair value of cash-flow hedges	48.7	66.6	117.7
Net change in fair value of cash-flow hedges transferred to property, plant and equipment	(11.8)	(16.4)	2.7
Net other changes in fair value of cash-flow hedges transferred to profit or loss	8.8	(227.7)	24.1
Total tax charge/(credit) in other comprehensive income	45.7	(177.5)	144.5

The principal components of net deferred tax at each year-end were:

	At March 31,
	2024	2023	2022
	€M	€M	€M
Arising on designated hedging instruments	18.2	(27.6)	149.8
Property, plant and equipment	367.1	313.8	261.7
Net operating losses	(25.4)	(133.5)	(180.2)
IFRS 15 transition adjustment	—	—	(7.1)
Total	359.9	152.7	224.2

Deferred tax assets are recognised on the basis that it is probable that sufficient future near-term profits will be available against which deductible temporary differences and losses carried forward may be utilised.

The Group continues not to recognise a deferred tax asset in respect of approx. €240m of historic trading losses accrued in LaudaMotion GmBH.

No deferred tax has been provided for unremitted earnings of overseas subsidiaries. No temporary differences arise on the carrying value of the tax base of subsidiary companies as the Group’s trading subsidiaries are resident in countries with which Ireland has concluded double taxation agreements.